Income Taxes 6 (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Taxes [Abstract]
Unrecognized tax benefits	$ 34,002,000	$ 45,034,000	$ 39,234,000	$ 42,129,000
Effect of unrecognized tax benefit on income tax expense	$ 22,200,000	$ 27,700,000